STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.6%
Automobiles & Components - .3%
Ford Motor Credit, Sr. Unscd. Notes	GBP	4.54	3/6/2025	1,525,000		2,144,882
Chemicals - .4%
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,260,000	[b]	1,386,788
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	1,270,000	[b]	1,397,000
					2,783,788
Collateralized Loan Obligations Debt - 2.9%
Arbour VII CLO, Ser. 7X, Cl. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	3/15/2033	1,000,000	[c]	1,165,882
Ares European XII CLO, Ser. 12X, Cl. E, 3 Month EURIBOR +6.10% @ Floor	EUR	6.10	4/20/2032	1,450,000	[c]	1,674,101
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,c]	2,082,839
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.74	4/15/2031	2,900,000	[b,c]	2,572,608
Barings CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.78%		7.00	4/20/2031	1,000,000	[b,c]	981,064
Battalion XIV CLO, Ser. 2019-14A, Cl. D, 3 Month LIBOR +3.95%		4.17	4/20/2032	1,000,000	[b,c]	1,002,256
KKR CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.22	10/20/2031	2,000,000	[b,c]	1,865,188
KKR CLO, Ser. 26, Cl. E, 3 Month LIBOR +7.00%		7.24	7/15/2032	1,000,000	[b,c]	976,043
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.74	4/15/2029	765,000	[b,c]	722,358
Neuberger Berman Loan Advisers CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.24	4/19/2030	1,000,000	[b,c]	969,897
Neuberger Berman Loan Advisers CLO, Ser. 2017-25A, Cl. E, 3 Month LIBOR +6.15%		6.37	10/18/2029	1,000,000	[b,c]	977,212
Northwoods Capital 19 CLO, Ser. 2020-21A, Cl. E, 3 Month EURIBOR +6.86% @ Floor	EUR	6.86	6/16/2033	1,500,000	[b,c]	1,792,503
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.27	4/17/2031	2,000,000	[b,c]	1,696,940
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.23	10/22/2029	570,000	[b,c]	541,290
					19,020,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.6% (continued)
Consumer Discretionary - 1.6%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b]	1,707,494
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,500,000	[b]	1,802,390
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	2,143,000	[b,d]	2,359,979
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	376,000	[b,d]	399,846
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	1,270,000	[b]	1,345,540
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	2,400,000	[b]	2,473,740
					10,088,989
Diversified Financials - .4%
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	1,273,000	[b]	1,347,547
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	897,000	[b]	935,683
					2,283,230
Energy - .3%
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	1,468,000	[b]	1,414,654
Occidental Petroleum, Sr. Unscd. Notes		5.88	9/1/2025	364,000		368,004
					1,782,658
Food Products - .2%
Albertsons, Gtd. Notes		3.50	3/15/2029	1,565,000	[b]	1,563,436
Health Care - 1.0%
Bausch Health, Gtd. Notes		6.25	2/15/2029	1,571,000	[b]	1,667,522
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	1,600,000	[b]	1,656,320
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	1,600,000	[b]	1,631,680
LifePoint Health, Gtd. Notes		5.38	1/15/2029	635,000	[b]	635,000
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	820,000	[b]	878,938
					6,469,460
Industrial - .3%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,585,000	[b]	1,708,828
Materials - .5%
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	1,620,000	[b]	1,691,037
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	1,476,000	[b]	1,549,800
					3,240,837
Media - 1.2%
CCO Holdings, Sr. Unscd. Notes		4.50	5/1/2032	1,020,000	[b]	1,079,313
CSC Holdings, Sr. Unscd. Notes		4.63	12/1/2030	1,600,000	[b,d]	1,640,136

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.6% (continued)
Media - 1.2% (continued)
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	1,655,000	[b]	1,285,728
TEGNA, Gtd. Notes		5.00	9/15/2029	2,856,000		3,006,825
Virgin Media Finance, Sr. Unscd. Notes		5.00	7/15/2030	690,000	[b]	722,948
					7,734,950
Real Estate - .3%
Ladder Capital Finance Holdings, Gtd. Notes		4.25	2/1/2027	2,013,000	[b]	1,864,541
Retailing - .5%
Macy's, Sr. Scd. Notes		8.38	6/15/2025	1,196,000	[b]	1,305,302
New Red Finance, Scd. Notes		4.00	10/15/2030	2,210,000	[b]	2,207,237
					3,512,539
Technology Hardware & Equipment - .2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,100,000	[b]	1,359,372
Telecommunication Services - .2%
CommScope, Gtd. Notes		7.13	7/1/2028	1,006,000	[b]	1,073,835
Utilities - .3%
Pike, Sr. Unscd. Notes		5.50	9/1/2028	1,835,000	[b]	1,926,750
Total Bonds and Notes (cost $66,137,913)				68,558,276

Floating Rate Loan Interests - 86.8%
Advertising - 1.8%
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	947,000	[c]	944,633
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.71	9/29/2024	2,786,764	[c]	2,754,424
Advantage Sales & Marketing, Term Loan B, 1 Month LIBOR +5.25%		6.00	10/28/2027	2,212,169	[c]	2,197,348
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.65	8/21/2026	1,945,234	[c]	1,835,815
Red Ventures, Term Loan B, 1 Month LIBOR +3.50%		4.25	11/8/2024	1,979,649	[c]	1,964,802
Terrier Media Buyer, Term Loan, 1 Month LIBOR +4.25%		4.40	12/17/2026	1,968,709	[c]	1,948,254
					11,645,276
Aerospace & Defense - .6%
TransDigm, Term Loan, 1 Month LIBOR +2.25%		2.40	12/9/2025	3,790,000	[c]	3,682,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Airlines - 1.1%
American Airlines, Term Loan B, 3 Month LIBOR +2.00%		2.16	12/14/2023	1,538,217	[c]	1,369,813
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	1,581,437	[c]	1,611,421
SkyMiles, Term Loan B, 1 Month LIBOR +3.75%		4.75	10/20/2027	4,316,877	[c]	4,422,662
					7,403,896
Automobiles & Components - 1.4%
Clarios Global, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%		3.72	4/30/2026	4,001,571	[c]	3,969,398
Clarios Global, First Lien Initial Euro Term Loan, 1 Month EURIBOR +3.75% @ Floor	EUR	3.75	4/30/2026	2,000,000	[c]	2,380,487
CTOS, Term Loan B, 1 Month LIBOR +4.25%		4.40	4/18/2025	2,680,916	[c]	2,677,565
					9,027,450
Beverage Products - .1%
Arterra Wines Canada, Term Loan B-1, 1 Month LIBOR +3.50%		4.25	11/25/2027	511,400	[c]	512,358
Building Materials - 2.0%
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%		3.97	4/12/2025	5,256,474	[c]	5,227,722
CP Atlas Buyer, Term Loan, 1 Month LIBOR +4.50%		5.25	11/20/2027	2,917,500	[c]	2,918,244
CP Atlas Buyer, Term Loan, 1 Month LIBOR +4.50%		5.25	11/20/2027	972,500	[c]	972,748
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.00	10/25/2023	2,135,766	[c]	2,129,924
Tamko Building Products, Initial Term Loan, 1 Month LIBOR +3.25%		3.48	5/31/2026	2,009,836	[c]	1,994,763
					13,243,401
Chemicals - 2.1%
Aruba Investments Holdings, Term Loan B, 1 Month LIBOR +4.00%		4.75	10/28/2027	584,416	[c]	582,957
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2021	4,051,467	[c]	3,771,673
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2021	719,641	[c]	669,942
Encapsys, Term Loan B-2, 1 Month LIBOR +3.25%		4.25	11/30/2024	4,432,577	[c]	4,399,333

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Chemicals - 2.1% (continued)
Polar US Borrower, Initial Term Loan, 1 Month LIBOR +4.75%	4.97	10/16/2025	3,991,084	[c]	3,926,229
				13,350,134
Commercial & Professional Services - 7.0%
AlixPartners, 2017 Refinancing Term Loan, 1 Month LIBOR +2.50%	2.65	4/4/2024	1,447,320	[c]	1,421,782
Amentum Government Services Holdings, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.15	1/31/2027	2,177,993	[c]	2,142,600
Amentum Government Services Holdings, Term Loan B, 1 Month LIBOR +4.75%	5.50	1/31/2027	631,417	[c]	627,865
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%	5.14	12/31/2025	2,607,376	[c]	2,589,777
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.90	2/7/2026	2,285,553	[c]	2,224,838
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%	3.90	11/26/2026	725,758	[c]	715,024
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.00	1/31/2024	2,443,890	[c]	2,431,670
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%	5.50	4/18/2025	816,934	[c]	785,789
Lineage Logistics, Term Loan, 1 Month LIBOR +3.00%	4.00	2/27/2025	1,368,958	[c]	1,363,825
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%	3.75	6/7/2023	2,727,391	[c]	2,694,321
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	3.97	5/23/2025	3,131,388	[c]	3,084,417
New Constellis Borrower, Second Lien Exit Term Loan B, 1 Month LIBOR +11.00%	11.15	3/27/2025	753,760	[c]	487,430
Parexel International, Initial Term Loan, 1 Month LIBOR +2.75%	2.98	9/27/2024	3,167,214	[c]	3,104,868
Pi Lux Finco, Second Lien Facility 1 Term Loan, 3 Month LIBOR +7.25%	8.25	1/1/2026	1,250,000	[c]	1,232,456
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.47	5/1/2025	2,800,767	[c]	2,736,742
Prime Security Services Borrower, 2019 Refinancing Term Loan B-1, 1-3 Month LIBOR +3.25%	4.25	9/23/2026	2,804,256	[c]	2,793,347

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Commercial & Professional Services - 7.0% (continued)
Sabre GLBL, 2018 Other Term Loan B, 1 Month LIBOR +2.00%	2.23	2/22/2024	1,757,498	[c]	1,680,062
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%	3.75	2/6/2024	1,780,773	[c]	1,561,800
TNS, Initial Term Loan, 1 Month LIBOR +4.00%	4.22	8/14/2022	2,564,660	[c]	2,554,248
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%	4.73	8/27/2025	4,417,970	[c]	4,412,447
Weight Watchers International, Initial Term Loan, 1 Month LIBOR +4.75%	5.50	11/29/2024	4,970,920	[c]	4,990,083
				45,635,391
Consumer Discretionary - 4.5%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%	5.64	2/10/2027	1,909,540	[c]	1,899,754
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%	4.50	2/15/2024	2,597,321	[c]	2,501,012
Aristocrat International, Initial Term Loan, 3 Month LIBOR +3.75%	4.75	10/19/2024	2,504,835	[c]	2,515,017
Caesars Resort Collection, Term Loan B-1, 1-3 Month LIBOR +4.50%	4.65	7/20/2025	3,981,493	[c]	3,952,866
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%	4.40	2/5/2027	3,055,304	[c]	3,040,028
Golden Nugget, Term Loan B, 1 Month LIBOR +2.50%	3.25	10/4/2023	1,724,567	[c]	1,650,040
Landry's Finance Acquisition, 2020 Buy Back Term Loan, 1 Month LIBOR +12.00%	13.00	10/4/2023	1,760,951	[c]	2,007,484
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%	13.00	10/4/2023	143,811	[c]	162,506
Lions Gate Capital Holdings, Term Loan B, 1 Month LIBOR +2.25%	2.47	3/24/2025	437,151	[c]	427,315
Scientific Games International, Initial Term Loan B-5, 1-3 Month LIBOR +2.75%	2.89	8/14/2024	3,247,830	[c]	3,145,328
Stars Group Holdings, USD Term Loan, 3 Month LIBOR +3.50%	3.72	7/10/2025	1,236,480	[c]	1,241,117
UFC Holdings, Term Loan B, 3 Month LIBOR +3.25%	4.25	4/29/2026	4,630,368	[c]	4,594,343
William Morris Endeavor, Term Loan B, 3 Month LIBOR +2.75%	2.90	5/18/2025	1,972,917	[c]	1,801,273
				28,938,083
Consumer Staples - .4%
KIK Custom Products, Term Loan B-3, 1 Month LIBOR +4.00%	5.00	5/15/2023	2,817,176	[c]	2,815,345

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Diversified Financials - 2.1%
Blackhawk Network Holdings, First Lien Term Loan, 1 Month LIBOR +3.00%		3.25	6/15/2025	2,037,349	[c]	1,957,546
Fiserv Investment Solutions, Initial Term Loan, 3 Month LIBOR +4.75%		4.90	2/18/2027	2,813,881	[c]	2,810,364
Paysafe Holdings US, Facility Term Loan B-1, 3 Month LIBOR +3.50%		4.50	1/1/2025	1,672,932	[c]	1,655,835
Russell Investments US, Term Loan B, 1 Month LIBOR +3.00%		4.00	5/30/2025	2,370,000	[c]	2,353,457
VFH Parent, Initial Term Loan, 1 Month LIBOR +3.00%		3.15	3/1/2026	5,066,828	[c]	5,047,828
					13,825,030
Electronic Components - .3%
1A Smart Start, Initial Term Loan, 1 Month LIBOR +4.75%		5.75	8/19/2027	1,989,234	[c]	1,995,450
Energy - 3.6%
BCP Renaissance Parent, Initial Term Loan, 2 Month LIBOR +3.50%		4.50	11/1/2024	2,359,471	[c]	2,222,539
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.23	5/29/2025	4,044,474	[c]	3,305,629
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.47	7/18/2025	1,765,158	[c]	1,542,307
Granite Acquisition, First Lien Term Loan B, 3 Month LIBOR +3.50%		4.50	12/17/2021	3,616,098	[c]	3,617,074
Granite Acquisition, Second Lien Term Loan B, 3 Month LIBOR +7.25%		8.25	12/19/2022	469,111	[c]	467,645
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%		4.20	5/22/2026	3,807,069	[c]	3,645,268
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%		3.72	11/14/2025	3,493,210	[c]	3,379,681
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +4.00%		6.50	9/27/2024	2,068,154	[c]	1,959,866
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	3,867,800	[c]	3,320,100
					23,460,109
Environmental Control - 1.1%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	1,989,205	[c]	1,956,881
Filtration Group, Initial Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	3/29/2025	1,984,733	[c]	2,351,224

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Environmental Control - 1.1% (continued)
Packers Holdings, Initial Term Loan, 1 Month LIBOR +3.00%	4.25	12/4/2024	3,175,461	[c]	3,138,149
				7,446,254
Food Products - .9%
Atkins Nutritionals Holdings, Term Loan B, 3 Month LIBOR +3.75%	4.75	7/7/2024	1,860,033	[c]	1,866,227
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.90	1/31/2028	3,346,991	[c]	3,351,175
Shearer's Foods, First Lien Term Loan, 3 Month LIBOR +4.00%	4.75	9/23/2027	449,156	[c]	448,734
				5,666,136
Food Service - .4%
TKC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.75	2/1/2023	1,416,998	[c]	1,337,292
TKC Holdings, Second Lien Initial Term Loan, 3 Month LIBOR +8.00%	9.00	2/1/2024	1,224,564	[c]	1,034,279
				2,371,571
Forest Products & Paper - .3%
Neenah, Term Loan, 3 Month LIBOR +4.00%	5.00	6/30/2027	2,161,631	[c]	2,175,141
Health Care - 11.0%
Agiliti Health, Term Loan, 1 Month LIBOR +3.00%	3.23	1/4/2026	2,597,283	[c]	2,568,063
Agiliti Health, Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	1/4/2026	288,279	[c]	287,198
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	4/21/2024	2,969,587	[c]	2,789,289
Albany Molecular Research, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	4.25	8/30/2024	2,479,200	[c]	2,475,791
Albany Molecular Research, Term Loan B, 1 Month LIBOR +3.50%	4.50	8/30/2024	1,558,763	[c]	1,559,410
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	3.72	9/28/2024	2,026,000	[c]	1,988,529
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%	7.97	8/15/2025	1,600,000	[c]	1,568,000
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%	3.98	2/21/2026	5,715,127	[c]	5,443,659
CPI Holdco, First Lien Closing Date Term Loan, 1 Month LIBOR +4.25%	4.40	11/4/2026	2,242,375	[c]	2,231,163
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.00	1/8/2027	4,210,971	[c]	4,214,488

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Health Care - 11.0% (continued)
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%		3.98	6/6/2025	3,836,351	[c]	3,742,053
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.73	3/5/2026	3,970,370	[c]	3,656,055
Financiere Mendel, Term Loan, 6 Month EURIBOR +4.75% @ Floor	EUR	4.75	4/12/2026	3,000,000	[c]	3,599,538
Global Medical Response, Term Loan, 1 Month LIBOR +4.75%		5.75	10/2/2025	3,300,000	[c]	3,264,244
LifePoint Health, Term Loan B, 1 Month LIBOR +3.75%		3.90	11/16/2025	2,649,483	[c]	2,616,788
MED ParentCo, First Lien Delayed Draw Term Loan, 1 Month LIBOR +4.25%		4.40	8/31/2026	728,496	[c]	702,318
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.40	8/31/2026	2,905,084	[c]	2,800,690
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%		7.25	8/31/2026	947,000	[c]	939,898
Milano Acquisition, Term Loan B, 1 Month LIBOR +4.00%		4.75	10/1/2027	2,845,920	[c]	2,826,952
Ortho-Clinical Diagnostics, 2020 Incremental Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/30/2025	2,369,991	[c]	2,776,694
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.25%		3.48	6/30/2025	527,068	[c]	517,318
Pathway Vet Alliance, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR +4.00%		4.15	3/31/2027	183,542	[c]	181,554
Pathway Vet Alliance, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.15	3/31/2027	2,247,065	[c]	2,222,718
PetVet Care Centers, 2020 First Lien Incremental Term Loan, 1 Month LIBOR +4.25%		5.25	2/14/2025	609,572	[c]	608,935
PetVet Care Centers, First Lien Initial Term Loan, 1 Month LIBOR +2.75%		2.97	2/14/2025	3,138,937	[c]	3,069,881
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.47	2/15/2026	1,488,652	[c]	1,450,692
Surgery Center Holdings, 2020 Incremental Term Loan, 1 Month LIBOR +8.00%		9.00	8/31/2024	1,273,600	[c]	1,302,574
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	2,717,967	[c]	2,667,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Health Care - 11.0% (continued)
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	6/23/2024	3,404,852	[c]	3,303,013
Versant Health Holdco, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	4.00	12/1/2024	4,216,852	[c]	4,215,271
				71,590,257
Industrial - 4.3%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%	5.25	6/21/2024	4,128,054	[c]	3,974,800
CIRCOR International, New Term Loan, 1 Month LIBOR +3.25%	4.25	12/11/2024	1,603,378	[c]	1,586,679
Engineered Machinery Holdings , First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	7/19/2024	2,703,574	[c]	2,664,711
Pro Mach Group, First Lien Third Amendment Delayed Draw Term Loan, 3 Month LIBOR +3.50%	4.50	3/7/2025	524,465	[c]	542,822
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 3 Month LIBOR +3.50%	4.50	3/7/2025	1,588,959	[c]	1,559,166
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%	7.25	7/18/2025	2,462,691	[c]	2,333,399
Restaurant Technologies, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.48	10/1/2025	2,286,941	[c]	2,224,050
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%	3.22	3/28/2025	2,997,903	[c]	2,893,831
USIC Holdings, Term Loan B, 1 Month LIBOR +3.25%	4.25	12/9/2023	3,003,484	[c]	2,969,695
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	3,022,500	[c]	2,251,762
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%	5.00	5/21/2026	2,184,857	[c]	2,157,546
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	5.22	7/11/2025	3,402,767	[c]	2,987,340
				28,145,801
Information Technology - 8.6%
Ascend Learning, Term Loan B, 1 Month LIBOR +3.75%	4.75	7/12/2024	1,855,041	[c]	1,855,626
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%	4.48	10/2/2025	4,564,602	[c]	4,521,580
Camelot Finance, Initial Term Loan, 1 Month LIBOR +3.00%	3.40	10/31/2026	2,360,414	[c]	2,336,515
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.22	10/16/2026	3,149,231	[c]	3,129,879

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Information Technology - 8.6% (continued)
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +3.75%	3.90	2/8/2026	4,401,205	[c]	4,380,233
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	4,017,061	[c]	3,902,937
Greeneden US Holdings II, Term Loan B, 1 Month LIBOR +4.00%	4.75	10/8/2027	197,718	[c]	197,347
Greeneden US Holdings II, Tranche Dollar Term Loan B-3, 1 Month LIBOR +3.25%	3.48	12/1/2023	3,132,806	[c]	3,133,276
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.25%	4.25	7/1/2024	4,009,082	[c]	3,997,576
Ivanti Software, Delayed Draw Term Loan 1-DD, 1 Month LIBOR +4.75%	5.75	11/20/2027	1,092,676	[c]	1,083,574
Ivanti Software, Delayed Draw Term Loan 2-DD, 1 Month LIBOR +4.75%	5.75	11/20/2027	731,987	[c]	725,889
Ivanti Software, Term Loan B, 1 Month LIBOR +4.75%	5.75	11/20/2027	1,909,530	[c]	1,893,624
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.47	12/1/2024	4,143,385	[c]	4,019,083
Navicure, Term Loan B, 1 Month LIBOR +4.00%	4.75	10/23/2026	1,026,841	[c]	1,022,991
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	4.47	5/18/2025	3,337,243	[c]	3,239,211
Rackspace Hosting, First Lien Term Loan B, 2-3 Month LIBOR +3.00%	4.00	11/3/2023	3,875,042	[c]	3,855,667
SCS Holdings I, New Tranche Term Loan B, 1 Month LIBOR +3.50%	3.65	7/1/2026	3,075,573	[c]	3,045,786
Software Luxembourg Acquisition, Second Out Term Loan, 1 Month LIBOR +6.50%	8.50	4/27/2025	595,381	[c]	591,412
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	181,173	[c]	182,382
Sophia, Term Loan, 1 Month LIBOR +3.75%	4.50	10/7/2027	1,959,714	[c]	1,949,915
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.90	7/3/2026	3,605,984	[c]	3,540,625
Ultimate Software Group, 2020 Incremental Term Loan, 3 Month LIBOR +4.00%	4.75	5/3/2026	1,228,614	[c]	1,232,594
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.97	5/3/2026	1,755,289	[c]	1,747,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Information Technology - 8.6% (continued)
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%	7.50	5/3/2027	174,107	[c]	178,025
				55,763,470
Insurance - 3.5%
AssuredPartners, 2020 February Refinancing Term Loan, 1 Month LIBOR +3.50%	3.64	2/13/2027	2,348,952	[c]	2,306,014
AssuredPartners, 2020 June Incremental Term Loan, 1 Month LIBOR +4.50%	5.50	2/13/2027	691,263	[c]	692,991
Asurion, New Term Loan B-7, 1 Month LIBOR +3.00%	3.15	11/3/2024	1,716,759	[c]	1,703,428
Asurion, Replacement Term Loan B-6, 1 Month LIBOR +3.00%	3.15	11/3/2023	984,716	[c]	976,203
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	6.72	8/4/2025	5,575,099	[c]	5,623,324
HUB International, 2019 Incremental Term Loan, 3 Month LIBOR +4.00%	5.00	4/25/2025	2,585,618	[c]	2,593,814
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.72	2/28/2025	4,189,711	[c]	4,009,889
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%	4.23	9/3/2026	1,267,737	[c]	1,256,187
Sedgwick CMS, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	256,910	[c]	257,446
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.48	12/31/2025	3,190,730	[c]	3,124,251
				22,543,547
Internet Software & Services - 3.0%
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%	5.00	11/21/2024	2,462,549	[c]	2,435,867
ProQuest, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	3.65	10/23/2026	3,320,833	[c]	3,303,199
PUG, Term Loan B, 1 Month LIBOR +3.50%	3.65	2/13/2027	2,210,000	[c]	2,074,637
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	3,179,841	[c]	3,155,993
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.97	10/11/2025	4,640,163	[c]	4,549,842

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Internet Software & Services - 3.0% (continued)
WeddingWire, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		4.72	12/21/2025	3,746,600	[c]	3,690,401
					19,209,939
Materials - 5.3%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.72	7/31/2025	4,818,396	[c]	4,679,891
Charter NEX US, First Lien Initial Term Loan, 1 Month LIBOR +2.75%		4.00	5/16/2024	777,966	[c]	777,600
Charter NEX US, Incremental Term Loan, 1 Month LIBOR +3.25%		3.72	5/16/2024	3,435,730	[c]	3,432,723
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		5.00	10/19/2023	2,432,713	[c]	2,394,702
Graham Packaging, Initial Term Loan, 1 Month LIBOR +3.75%		4.50	8/4/2027	1,653,212	[c]	1,653,319
LABL, Initial Dollar Term Loan, 1 Month LIBOR +4.50%		4.65	7/2/2026	3,011,185	[c]	3,005,539
Murray Energy, Superpriority Term Loan B-2, 3 Month LIBOR +7.25%		7.40	10/17/2022	4,156,376	[c,e]	51,955
Plaze, 2020-1 Additional Term Loan, 1 Month LIBOR +4.25%		5.25	8/3/2026	1,518,545	[c]	1,502,722
Plaze, Initial Term Loan, 1 Month LIBOR +3.50%		3.72	8/3/2026	1,780,353	[c]	1,741,417
Proampac PG Borrower, Term Loan B, 1 Month LIBOR +4.00%		5.00	10/30/2025	2,906,821	[c]	2,878,669
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.25	5/1/2024	3,546,057	[c]	3,458,257
Tosca Services, New First Lien Term Loan, 1 Month LIBOR +4.25%		5.25	8/18/2027	2,204,031	[c]	2,213,221
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		4.75	11/30/2023	5,653,115	[c]	5,609,304
Weener Plastics Group, Facility Term Loan B, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	5/17/2025	1,000,000	[c]	1,181,918
					34,581,237
Media - 4.9%
Banijay Group US Holding, Facility USD Term Loan B, 1 Month LIBOR +3.75%		3.90	3/1/2025	1,676,259	[c]	1,631,210
CSC Holdings, October 2018 Incremental Term Loan, 1 Month LIBOR +2.25%		2.47	1/15/2026	780,932	[c]	762,955

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Media - 4.9% (continued)
CSC Holdings, September 2019 Term Loan, 1 Month LIBOR +2.50%	2.65	4/15/2027	1,985,000	[c]	1,946,709
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%	4.75	5/1/2026	1,655,850	[c]	1,638,596
ION Media Networks, Term Loan B-4, 1 Month LIBOR +3.00%	3.15	12/18/2024	4,042,079	[c]	4,026,941
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%	5.25	1/31/2025	2,265,635	[c]	2,270,597
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%	3.46	10/20/2025	1,834,541	[c]	1,726,505
NewCo Financing Partnership, USD Term Loan B-1, 1 Month LIBOR +3.50%	3.65	1/31/2029	2,290,098	[c]	2,271,732
Nexstar Broadcasting, Term Loan B-4, 1 Month LIBOR +2.75%	2.90	9/19/2026	1,314,873	[c]	1,301,809
Nielsen Finance, Dollar Term Loan B-5, 1 Month LIBOR +3.75%	4.75	6/4/2025	1,290,220	[c]	1,294,736
Radiate Holdco, Term Loan B, 1 Month LIBOR +3.50%	4.25	9/25/2026	3,918,865	[c]	3,907,853
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%	3.75	3/15/2024	1,340,000	[c]	1,318,848
UPC Financing Partnership, USD Term Loan B-2, 1 Month LIBOR +3.50%	3.65	1/31/2029	2,290,098	[c]	2,271,732
Virgin Media Bristol, N Facility Term Loan, 3 Month LIBOR +2.50%	2.65	1/31/2028	1,980,000	[c]	1,946,281
Virgin Media Bristol, Term Loan, 1 Month LIBOR +2.50% @ Floor	2.50	1/31/2029	1,034,847	[c]	1,029,093
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%	4.25	8/19/2023	2,696,251	[c]	2,669,477
				32,015,074
Real Estate - .4%
Cushman & Wakefield US, Replacement Term Loan, 1 Month LIBOR +2.75%	2.90	8/21/2025	1,000,227	[c]	972,096
GGP Nimbus, Initial Term Loan B, 1 Month LIBOR +2.50%	2.73	8/24/2025	1,860,656	[c]	1,721,879
				2,693,975
Retailing - 3.4%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%	5.75	9/25/2024	4,109,777	[c]	4,115,284

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Retailing - 3.4% (continued)
Foundation Building Materials, Term Loan, 1 Month LIBOR +3.00%	3.22	8/13/2025	1,433,407	[c]	1,432,511
Harbor Freight Tools, Term Loan B, 1 Month LIBOR +3.25%	4.00	10/19/2027	1,977,976	[c]	1,966,968
IRB Holding, Term Loan B, 3 Month LIBOR +4.25% @ Floor	4.25	11/19/2027	1,614,302	[c]	1,603,874
Leslie's Poolmart, Tranche Term Loan B-2, 1 Month LIBOR +3.50%	3.73	8/16/2023	2,418,643	[c]	2,394,879
LS Group OpCo Acquistion, Term Loan B, 1 Month LIBOR +3.50%	4.25	11/2/2027	1,959,206	[c]	1,944,512
Michaels Stores, Term Loan B, 1 Month LIBOR +3.50%	4.25	10/1/2027	1,645,875	[c]	1,625,302
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.22	4/12/2026	2,923,373	[c]	2,827,632
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%	7.23	11/28/2022	1,735,900	[c]	1,314,944
White Cap Buyer, Term Loan B, 1 Month LIBOR +4.00%	4.50	10/19/2027	2,909,551	[c]	2,888,777
				22,114,683
Semiconductors & Semiconductor Equipment - .8%
Natel Engineering, Initial Term Loan, 6 Month LIBOR +5.00%	6.00	4/30/2026	3,165,914	[c]	2,805,791
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%	4.73	8/27/2025	2,330,158	[c]	2,330,158
				5,135,949
Technology Hardware & Equipment - 3.7%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	4.00	2/27/2025	1,911,956	[c]	1,879,893
Cardtronics USA, Initial Term Loan, 1 Month LIBOR +4.00%	5.00	6/29/2027	1,704,818	[c]	1,709,080
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	2,246,465	[c]	2,341,940
McAfee, USD Term Loan B, 1 Month LIBOR +3.75%	3.97	9/29/2024	5,670,692	[c]	5,667,516
Perforce Software, Term Loan, 1 Month LIBOR +3.75%	3.90	7/1/2026	3,851,173	[c]	3,776,884
Redstone Buyer, Term Loan, 3 Month LIBOR +5.00%	6.00	9/1/2027	2,480,445	[c]	2,477,344
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.65	3/5/2027	2,484,001	[c]	2,435,650
Tempo Acquisition, Extending Term Loan, 3 Month LIBOR +3.25%	3.75	10/31/2026	2,324,877	[c]	2,290,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.8% (continued)
Technology Hardware & Equipment - 3.7% (continued)
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.21	8/20/2025	1,558,028	[c]	1,482,962
				24,061,994
Telecommunication Services - 5.8%
Altice France, USD TLB-13 Incremental Term Loan, 1 Month LIBOR +4.00%	4.22	8/14/2026	5,834,279	[c]	5,783,229
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%	3.48	4/4/2026	3,858,531	[c]	3,802,466
Connect Finco, Initial Term Loan, 1 Month LIBOR +4.50%	5.50	12/12/2026	3,250,776	[c]	3,250,093
Cyxtera DC Holdings, Term Loan B, 3 Month LIBOR +3.00%	4.00	5/1/2024	1,310,000	[c]	1,219,256
Eagle Broadband Investments, Term Loan B, 1 Month LIBOR +3.00%	3.75	11/12/2027	2,536,590	[c]	2,524,960
Intelsat Jackson Holdings, Tranche Term Loan B-3, 3 Month PRIME +4.75% @ Floor	4.75	11/27/2023	2,230,000	[c,e]	2,265,312
Intelsat Jackson Holdings, Tranche Term Loan B-4, 3 Month PRIME +5.50% @ Floor	5.50	1/2/2024	754,048	[c,e]	766,840
Iridium Satellite, Initial Term Loan, 1 Month LIBOR +3.75%	4.75	11/4/2026	5,206,538	[c]	5,217,394
Lumen Technologies, Term Loan B, 1 Month LIBOR +2.25%	2.40	3/15/2027	2,040,716	[c]	1,999,055
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	443,991	[c]	443,991
MTN Infrastructure TopCo, Initial Term Loan, 1 Month LIBOR +3.00%	4.00	11/17/2024	3,149,979	[c]	3,108,635
West, Initial Term Loan B, 1 Month LIBOR +4.00%	5.00	10/10/2024	5,587,061	[c]	5,338,800
Zayo Group Holdings, Initial Dollar Term Loan, 1 Month LIBOR +3.00%	3.15	3/9/2027	1,912,537	[c]	1,882,797
				37,602,828
Utilities - 2.4%
Eastern Power, Term Loan B, 1-3 Month LIBOR +3.75%	4.75	10/2/2025	6,252,844	[c]	6,248,561
EFS Cogen Holdings I, Advance Term Loan B, 1 Month LIBOR +3.50%	4.50	9/24/2027	5,249,528	[c]	5,244,278
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	4,450,372	[c]	4,420,688
				15,913,527
Total Floating Rate Loan Interests (cost $571,854,504)			564,565,727

Description		Shares		Value ($)
Common Stocks - .2%
Commercial & Professional Services - .0%
New Constellis Borrower		47,534	[f,g]	71,301
Information Technology - .2%
SkillSoft, Cl. A		5,576	[f,g]	989,740
Total Common Stocks (cost $778,949)		1,061,041

Exchange-Traded Funds - .9%
Registered Investment Companies - .9%
GSO Senior Loan ETF		39,356	[d]	1,775,743
Invesco Senior Loan ETF		196,148	[d]	4,317,217
Total Exchange-Traded Funds (cost $5,955,602)		6,092,960
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,113,028)	0.10	15,113,028	[h]	15,113,028

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $281,709)	0.10	281,709	[h]	281,709
Total Investments (cost $660,121,705)		100.8%	655,672,741
Liabilities, Less Cash and Receivables		(0.8%)	(5,491,909)
Net Assets		100.0%	650,180,832

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities were valued at $60,198,582 or 9.26% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At November 30, 2020, the value of the fund’s securities on loan was $5,469,751 and the value of the collateral was $5,665,747, consisting of cash collateral of $281,709 and U.S. Government & Agency securities valued at $5,384,038.

e Non-income producing—security in default.

f Non-income producing security.

g The fund held Level 3 securities at November 30, 2020, these securities were valued at $1,061,041 or .16% of net assets.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the

STATEMENT OF INVESTMENTS (Unaudited) (continued)

investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

November 30, 2020 (Unaudited)

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	19,020,181	−	19,020,181
Corporate Bonds	−	49,538,095	−	49,538,095
Equity Securities – Common Stocks	−	−	1,061,041	1,061,041
Exchange-Traded Funds	6,092,960	−	−	6,092,960
Floating Rate Loan Interests	−	564,565,727	−	564,565,727
Investment Companies	15,394,737	−	−	15,394,737
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	(165,896)	−	(165,896)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Floating Rate Income Fund

November 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup
United States Dollar	3,411,963	British Pound	2,560,000	1/27/2021	(3,446)
United States Dollar	25,217,211	Euro	21,240,000	1/27/2021	(162,450)
Gross Unrealized Depreciation					(165,896)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At November 30, 2020, accumulated net unrealized depreciation on investments was $4,448,964, consisting of $8,872,928 gross unrealized appreciation and $13,321,892 gross unrealized depreciation.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.